EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.53%
$ 646,965	510 Asset Backed Trust(b)(c) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	$ 597,909
	Aaset Trust(b)
	Series 2021-1A Class A
649,713	2.95%, 11/16/2041	585,404
	Series 2021-2A Class A
865,450	2.80%, 01/15/2047	742,582
105,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	96,747
1,325,000	Aimco Ltd(b)(d) Series 2020-12A Class AR 5.83%, 01/17/2032 3-mo. SOFR + 1.17%	1,306,404
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
2,897	2.89%, 09/12/2025	2,886
	Series 2020-1 Class D
548,526	2.39%, 03/13/2026	543,988
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	81,767
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,907,418
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,645,929
	Series 2021-3 Class D
3,730,000	1.34%, 11/15/2027	3,474,127
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,204,930
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	372,069
	Series 2022-4 Class C
245,000	7.86%, 02/15/2029	253,574
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	4,982
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	9,775
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	4,840
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	19,075
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	329,374
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	110,241
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	350,458
3,400,000	Apidos XXXVII(b)(d) Series 2021-37A Class B 6.42%, 10/22/2034 3-mo. LIBOR + 1.60%	3,295,491
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,635,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	$ 1,635,000
210,000	Aqua Finance Trust(b) Series 2021-A Class B 2.40%, 07/17/2046	174,362
3,850,000	Ares LXII Ltd(b)(d) Series 2021-62A Class B 6.47%, 01/25/2034 3-mo. LIBOR + 1.65%	3,709,221
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2018-1A Class B
535,000	4.00%, 09/20/2024	532,041
	Series 2018-1A Class C
100,000	4.73%, 09/20/2024	99,615
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	126,454
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,651,677
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	849,783
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	194,614
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	102,764
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	90,242
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	384,582
1,585,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	1,415,624
900,000	BlueMountain Ltd(b)(d) Series 2018-2A Class B 6.56%, 08/15/2031 3-mo. LIBOR + 1.70%	870,430
2,900,000	BlueMountain XXXIII Ltd(b)(d) Series 2021-33A Class B 6.62%, 11/20/2034 3-mo. LIBOR + 1.70%	2,773,789
70,939	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	65,264
476,437	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	422,897
2,000,000	Carlyle Global Market Strategies Ltd(b)(d) Series 2021-3SA Class A2 6.29%, 04/15/2034 3-mo. LIBOR + 1.50%	1,924,664
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	4,922
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	4,844
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	14,815

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-3 Class D
$ 5,000	2.53%, 01/15/2027	$ 4,795
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,701,044
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	455,232
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	272,840
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
342,871	1.02%, 06/12/2028	326,303
	Series 2021-N4 Class C
271,235	1.72%, 09/11/2028	260,930
	Series 2021-N4 Class D
680,000	2.30%, 09/11/2028	630,860
	Series 2021-P3 Class C
550,000	1.93%, 10/12/2027	449,430
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	281,380
1,450,000	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	1,464,154
514,939	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	447,114
540,500	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	481,335
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
162,141	3.04%, 01/25/2047	137,176
	Series 2020-1 Class A
38,178	1.69%, 10/25/2051	33,867
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.60%, 05/15/2052(e)	553,648
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	128,976
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	256,128
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	178,783
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	287,531
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	472,810
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	368,882
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	230,097
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,240,806
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	DB Master Finance LLC(b)
	Series 2019-1A Class A23
$ 678,395	4.35%, 05/20/2049	$ 639,886
	Series 2021-1A Class A2II
1,027,000	2.49%, 11/20/2051	871,824
230,000	Dell Equipment Finance Trust(b) Series 2020-2 Class D 1.92%, 03/23/2026	228,769
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class 23
188,100	4.12%, 07/25/2047	177,475
	Series 2018-1A Class A2II
383,000	4.33%, 07/25/2048	363,114
	Series 2019-1A Class A2
2,716,000	3.67%, 10/25/2049	2,416,203
	Series 2021-1A Class A2I
1,100,400	2.66%, 04/25/2051	944,459
	Drive Auto Receivables Trust
	Series 2019-4 Class D
3,531	2.70%, 02/16/2027	3,485
	Series 2020-1 Class D
1,407,509	2.70%, 05/17/2027	1,382,866
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	976,696
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	470,245
	Series 2021-2 Class D
3,360,000	1.39%, 03/15/2029	3,128,151
1,200,000	Dryden Senior Loan Fund(b)(d) Series 2017-50A Class B 6.44%, 07/15/2030 3-mo. LIBOR + 1.65%	1,167,996
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
2,004,281	2.96%, 04/15/2025	1,984,991
	Series 2019-4A Class D
7,960	2.85%, 07/15/2025	7,848
	Series 2020-3A Class C
314,617	1.47%, 06/15/2026	307,232
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	2,938,870
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,764,669
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,501,525
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	713,874
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,378,563
148,519	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	129,548
68,183	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	60,487

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 81,214	ELFI Graduate Loan Program LLC(b)(e) Series 2021-A Class B 2.09%, 12/26/2046	$ 69,486
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
12,993	2.58%, 09/15/2025(b)	12,749
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,336,593
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,412,893
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	191,079
	Series 2022-5A Class A2
3,202,277	5.29%, 01/15/2025	3,201,206
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	335,772
	First Investors Auto Owner Trust(b)
	Series 2019-1A Class D
197,513	3.55%, 04/15/2025	197,248
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	383,044
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	369,633
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	442,199
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	920,416
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	455,084
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	307,760
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	191,490
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	584,508
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
85,000	2.86%, 12/15/2025	82,603
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	9,635
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	14,206
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	177,783
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	233,327
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	280,103
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	421,500
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-4 Class C
$ 610,000	1.96%, 12/15/2027	$ 563,867
5,598	Ford Credit Auto Owner Trust Series 2020-B Class A3 0.56%, 10/15/2024	5,554
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	494,540
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	332,638
	Freedom Financial Trust(b)
	Series 2021-2 Class C
87,809	1.94%, 06/19/2028	85,866
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	455,293
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	380,819
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
165,000	2.37%, 09/17/2038	139,376
	Series 2021-SFR1 Class E2
140,000	2.52%, 09/17/2038	117,522
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
8,161	2.72%, 11/17/2025	8,057
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,215,795
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	503,261
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	711,058
	Series 2021-4A Class D
1,790,000	2.48%, 10/15/2027	1,635,342
	GM Financial Consumer Automobile Receivables Trust
	Series 2020-1 Class A3
628	1.84%, 09/16/2024	626
	Series 2020-4 Class A3
4,691	0.38%, 08/18/2025	4,582
	Series 2021-1 Class A3
347,925	0.35%, 10/16/2025	338,578
	Series 2021-2 Class A3
1,258,542	0.51%, 04/16/2026	1,211,712
294,750	Hardee's Funding LLC(b) Series 2021-1A Class A2 2.87%, 06/20/2051	237,943
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,555,659
	Series 2022-3A Class D
1,283,000	6.31%, 03/25/2025	1,247,087
	Series 2023-2A Class D
775,000	9.40%, 09/25/2029	785,800

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 900,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	$ 847,236
	Home Partners of America Trust(b)
	Series 2021-1 Class E
86,806	2.58%, 09/17/2041	68,891
	Series 2021-2 Class E1
1,278,086	2.85%, 12/17/2026	1,116,106
	Series 2021-2 Class E2
614,837	2.95%, 12/17/2026	537,070
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
1,710	1.83%, 01/18/2024	1,707
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	29,713
	HPEFS Equipment Trust(b)
	Series 2021-1A Class D
190,000	1.03%, 03/20/2031	180,674
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	393,646
6,800,000	HPS Loan Management Ltd(b)(d) Series 15A-19 Class A1R 5.97%, 01/22/2035 3-mo. SOFR + 1.32%	6,614,312
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
75,045	1.17%, 09/25/2028	72,606
	Series 2021-3 Class D
122,849	1.01%, 02/26/2029	115,783
2,250,000	KKR Ltd(b)(d) Series 31A Class B 6.31%, 04/20/2034 3-mo. LIBOR + 1.50%	2,137,903
325,596	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	293,869
952,821	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	829,155
1,607,362	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	1,399,441
2,250,000	Marathon Ltd(b)(d) Series 2021-16A Class A2 6.49%, 04/15/2034 3-mo. LIBOR + 1.70%	2,145,530
	Marlette Funding Trust(b)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	112,109
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	282,064
87,352	Merlin Aviation Holdings Designated Activity Co(b)(c) Series 2016-1 Class A 4.50%, 12/15/2032	74,579
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	Mission Lane Credit Card Master Trust(b) Series 2021-A Class B 2.24%, 09/15/2026	$ 95,300
	MVW Owner Trust(b)
	Series 2019-1A Class C
23,270	3.33%, 11/20/2036	21,733
	Series 2021-1WA Class C
576,971	1.94%, 01/22/2041	526,113
	Series 2021-2A Class C
1,111,204	2.23%, 05/20/2039	983,433
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
52,452	1.31%, 01/15/2069	48,123
	Series 2021-A Class A
338,075	0.84%, 05/15/2069	295,597
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	521,901
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	153,699
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	331,510
1,493,229	Navigator Aircraft Ltd(b)(c) Series 2021-1 Class A 2.77%, 11/15/2046	1,291,057
	Nelnet Student Loan Trust(b)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	160,906
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	80,477
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
123	1.93%, 07/15/2024	123
	Series 2020-A Class A3
7,089	1.38%, 12/16/2024	7,017
2,100,000	Octagon Investment Partners Ltd(b)(d) Series 2019-4A Class A1R 6.02%, 05/12/2031 3-mo. LIBOR + 1.15%	2,070,287
2,250,000	OneMain Direct Auto Receivables Trust(b) Series 2021-1A Class D 1.62%, 11/14/2030	1,979,022
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
260,000	3.57%, 03/14/2033	255,638
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	192,871
	Series 2020-2A Class A
2,755,000	1.75%, 09/14/2035	2,472,438
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	275,628
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	707,276

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
$ 573,000	4.67%, 09/05/2048	$ 555,080
	Series 2019-1A Class A2
96,750	3.86%, 12/05/2049	83,832
	Series 2022-1A Class A2I
49,500	3.25%, 12/05/2051	44,381
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	322,712
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,256,575
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	404,424
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	143,605
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	122,071
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	87,101
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	86,839
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	196,103
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	84,913
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	257,652
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	135,001
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	304,410
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	82,817
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	135,889
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	94,922
100,000	Republic Finance Issuance Trust(b) Series 2021-A Class C 3.53%, 12/22/2031	88,428
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 208,043	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	$ 199,718
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
2,772	2.68%, 10/15/2025	2,758
	Series 2020-1 Class C
103,220	4.11%, 12/15/2025	102,703
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	388,884
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	205,348
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	4,849
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	38,507
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,376,963
	Series 2021-2 Class D
1,100,000	1.35%, 07/15/2027	1,037,902
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	968,987
	Series 2021-4 Class D
2,655,000	1.67%, 10/15/2027	2,476,458
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,078,258
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	89,836
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	318,594
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	619,241
954,263	Shackleton Ltd(b)(d) Series 2017-10A Class AR2 5.70%, 04/20/2029 3-mo. LIBOR + 0.89%	943,137
137,342	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	112,625
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
91,330	3.12%, 05/20/2036	86,968
	Series 2019-3A Class C
59,497	3.00%, 08/20/2036	56,293
	Series 2021-1A Class C
47,061	1.79%, 11/20/2037	43,379
990,000	Signal Peak Ltd(b)(d) Series 2014-1A Class AR3 5.95%, 04/17/2034 3-mo. LIBOR + 1.16%	965,643

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
$ 621,804	2.23%, 09/15/2037	$ 574,209
	Series 2021-A Class A2A2
473,833	5.41%, 01/15/2053(d) 1-mo. LIBOR + 0.73%	456,245
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	287,374
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	259,574
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	573,991
130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	119,084
100,000	SoFi Professional Loan Program LLC(b)(e) Series 2017-A Class C 4.43%, 03/26/2040	91,677
982,562	Taco Bell Funding LLC(b) Series 2021-1A Class A2II 2.29%, 08/25/2051	820,470
341,667	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	292,301
365,750	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	308,307
2,407	Toyota Auto Receivables Owner Trust Series 2020-C Class A3 0.44%, 10/15/2024	2,379
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	13,929
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	83,637
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	176,872
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	471,685
	VCAT LLC(b)(c)
	Series 2021-NPL1 Class A1
180,564	2.29%, 12/26/2050	172,286
	Series 2021-NPL5 Class A1
903,047	1.87%, 08/25/2051	833,401
	Series 2021-NPL6 Class A1
1,209,868	1.92%, 09/25/2051	1,119,280
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 2,250,000	Venture Ltd(b)(d) Series 2021-42A Class B 6.34%, 04/15/2034 3-mo. LIBOR + 1.55%	$ 2,118,024
860,000	VERDE Ltd(b)(d) Series 2019-1A Class AR 5.89%, 04/15/2032 3-mo. LIBOR + 1.10%	843,668
165,407	VOLT XCII LLC(b)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	151,239
443,391	VOLT XCIII LLC(b)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	407,476
389,672	VOLT XCIV LLC(b)(c) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	364,653
282,149	VOLT XCVI LLC(b)(c) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	264,991
723,840	VOLT XCVII LLC(b)(c) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	665,065
693,351	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	550,430
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
165,812	3.88%, 03/15/2048	153,072
	Series 2021-1A Class A2I
569,850	2.37%, 06/15/2051	478,001
	Westlake Automobile Receivables Trust(b)
	Series 2019-3A Class D
3,541	2.72%, 11/15/2024	3,525
	Series 2020-2A Class C
209,492	2.01%, 07/15/2025	208,266
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	586,680
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	961,825
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	495,392
	Series 2021-3A Class D
1,060,000	2.12%, 01/15/2027	980,874
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,607,567
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	401,220
839,066	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	670,596

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	$ 895,913
TOTAL ASSET-BACKED SECURITIES — 9.53% (Cost $178,146,665)		$165,663,290
BANK LOANS
	Carnival Corp(d)(f)
445,000	7.84%,06/26/2025 1-mo. LIBOR + 3.00%	437,991
345,000	8.11%,06/30/2025 1-mo. LIBOR + 3.25%	336,483
1,150,000	Uber Technologies Inc(d)(g) 7.87%, 03/03/2030 1-mo. SOFR + 2.75%	1,146,645
TOTAL BANK LOANS — 0.11% (Cost $1,926,756)		$1,921,119
CORPORATE BONDS AND NOTES
Basic Materials — 1.29%
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	384,923
2,415,000	2.63%, 09/10/2030	2,009,354
425,000	2.88%, 03/17/2031	355,715
855,000	Ashland LLC(b) 3.38%, 09/01/2031	698,903
1,350,000	ATI Inc 5.88%, 12/01/2027	1,318,815
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	348,209
415,000	5.88%, 01/31/2050	311,659
	Celanese US Holdings LLC
660,000	6.33%, 07/15/2029	667,266
490,000	6.38%, 07/15/2032(h)	496,707
	First Quantum Minerals Ltd(b)
4,815,000	7.50%, 04/01/2025	4,811,052
200,000	6.88%, 03/01/2026	194,001
1,790,000	6.88%, 10/15/2027	1,725,617
1,070,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	938,390
	Freeport-McMoRan Inc
1,020,000	4.25%, 03/01/2030	943,618
275,000	4.63%, 08/01/2030	259,751
	Glencore Funding LLC(b)
5,000	4.00%, 03/27/2027	4,815
10,000	3.88%, 10/27/2027	9,442
35,000	4.88%, 03/12/2029	34,585
3,090,000	2.50%, 09/01/2030(h)	2,588,645
2,010,000	2.85%, 04/27/2031	1,689,823
300,000	2.63%, 09/23/2031	246,255
635,000	Novelis Corp 4.75%, 01/30/2030	583,435
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 757,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	$ 607,871
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,113,930
130,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	107,588
		22,450,369
Communications — 4.62%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,691,454
515,000	Block Communications Inc(b) 4.88%, 03/01/2028	445,003
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	2,918
50,000	5.13%, 05/01/2027(b)	47,250
505,000	4.50%, 08/15/2030(b)	426,725
3,390,000	4.25%, 02/01/2031(b)	2,771,867
140,000	4.75%, 02/01/2032(b)	117,579
290,000	4.50%, 05/01/2032	237,168
2,890,000	4.25%, 01/15/2034(b)	2,260,327
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	631,896
150,000	2.30%, 02/01/2032	114,291
190,000	4.40%, 04/01/2033	168,608
10,000	5.13%, 07/01/2049	7,916
4,130,000	4.80%, 03/01/2050	3,147,858
1,315,000	4.40%, 12/01/2061	898,510
2,235,000	3.95%, 06/30/2062	1,416,169
	CommScope Inc(b)
85,000	7.13%, 07/01/2028	62,691
1,780,000	4.75%, 09/01/2029	1,483,666
2,805,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	2,050,932
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	105,305
400,000	4.13%, 12/01/2030	287,276
10,375,000	4.63%, 12/01/2030	5,115,912
2,055,000	3.38%, 02/15/2031	1,421,341
200,000	4.50%, 11/15/2031	144,202
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(b)	4,599,865
755,000	5.75%, 12/01/2028(b)	563,419
4,090,000	5.13%, 06/01/2029	2,177,925
	Expedia Group Inc
5,445,000	3.25%, 02/15/2030	4,718,629
485,000	2.95%, 03/15/2031(h)	404,705
1,680,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	1,452,578
	iHeartCommunications Inc
935,000	8.38%, 05/01/2027(h)	680,212
840,000	5.25%, 08/15/2027(b)	686,700

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 650,000	4.75%, 01/15/2028(b)	$ 513,500
	Lamar Media Corp
170,000	3.75%, 02/15/2028	156,859
650,000	4.00%, 02/15/2030(h)	575,705
	Netflix Inc
165,000	4.88%, 04/15/2028	164,175
550,000	5.88%, 11/15/2028	577,967
1,030,000	6.38%, 05/15/2029	1,102,821
175,000	5.38%, 11/15/2029(b)	177,789
3,510,000	4.88%, 06/15/2030(b)(h)	3,494,363
435,000	Nokia OYJ 4.38%, 06/12/2027	415,869
485,000	Sirius XM Radio Inc(b) 5.00%, 08/01/2027	454,062
	SoftBank Group Corp
1,265,000	4.63%, 07/06/2028	1,056,275
340,000	5.25%, 07/06/2031	284,410
235,000	Sprint Capital Corp 6.88%, 11/15/2028	252,515
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,170,780
4,475,000	4.50%, 09/15/2042	3,436,586
	T-Mobile USA Inc
450,000	2.40%, 03/15/2029	392,044
2,155,000	3.38%, 04/15/2029	1,964,686
2,245,000	3.88%, 04/15/2030	2,106,514
2,640,000	3.50%, 04/15/2031	2,373,805
810,000	2.70%, 03/15/2032	682,306
	Uber Technologies Inc(b)
250,000	8.00%, 11/01/2026	256,308
1,195,000	7.50%, 09/15/2027	1,232,176
2,115,000	6.25%, 01/15/2028(h)	2,109,712
11,860,000	4.50%, 08/15/2029(h)	10,807,425
1,485,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	1,227,397
		80,326,946
Consumer, Cyclical — 2.36%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025(h)	5,018
325,000	3.88%, 01/15/2028	302,250
1,675,000	4.00%, 10/15/2030	1,436,312
1,365,000	7-Eleven Inc(b) 0.80%, 02/10/2024	1,307,016
880,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	750,798
	American Airlines Pass Through Trust
	Series 2016-1 Class B
4,630	5.25%, 01/15/2024	4,533
	Series 2017-2 Class B
2,725	3.70%, 10/15/2025	2,542
	Series 2016-3 Class B
16,742	3.75%, 10/15/2025	15,619
	Series 2019-1 Class B
17,864	3.85%, 02/15/2028	15,739
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Series 2016-3 Class A
$ 137,068	3.25%, 10/15/2028	$ 118,547
	Series 2017-2 Class A
3,782	3.60%, 10/15/2029	3,277
40,000	AutoNation Inc 4.75%, 06/01/2030	37,599
10,000	AutoZone Inc 3.63%, 04/15/2025	9,746
3,499	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	3,044
	Carnival Corp(b)
1,260,000	5.75%, 03/01/2027	1,033,616
1,050,000	6.00%, 05/01/2029	834,750
	General Motors Co
295,000	5.20%, 04/01/2045	248,488
1,345,000	5.40%, 04/01/2048	1,154,537
2,200,000	5.95%, 04/01/2049	2,042,751
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(h)(i)	51,639
35,000	5.75%, Perpetual(i)	28,323
585,000	1.05%, 03/08/2024	559,494
3,835,000	6.00%, 01/09/2028	3,925,180
220,000	3.10%, 01/12/2032	179,258
475,000	6.40%, 01/09/2033(h)	489,717
1,010,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	784,741
	Hilton Domestic Operating Co Inc(b)
1,305,000	4.00%, 05/01/2031	1,142,788
110,000	3.63%, 02/15/2032	92,813
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029	444,093
535,000	4.88%, 07/01/2031	456,895
1,377,565	JetBlue Pass Through Trust 4.00%, 11/15/2032	1,262,605
750,000	Lithia Motors Inc(b)(h) 3.88%, 06/01/2029	648,750
	Marriott International Inc
5,000	5.75%, 05/01/2025	5,034
175,000	4.63%, 06/15/2030	169,901
1,310,000	2.85%, 04/15/2031	1,115,864
715,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	608,644
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	753,206
930,000	5.88%, 02/15/2027	867,225
515,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	417,274
230,000	PulteGroup Inc 6.00%, 02/15/2035	232,714
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	197,450

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,805,000	5.50%, 04/01/2028	$ 1,593,607
	Scientific Games International Inc(b)
1,735,000	7.00%, 05/15/2028	1,717,650
35,000	7.25%, 11/15/2029	35,068
390,000	Tapestry Inc 3.05%, 03/15/2032	316,827
3,240,000	Target Corp 2.25%, 04/15/2025	3,112,844
	Travel + Leisure Co
1,905,000	4.50%, 12/01/2029(b)	1,652,004
875,000	4.63%, 03/01/2030(b)	748,828
645,000	4.63%, 03/01/2030	551,993
148,317	United Airlines Pass Through Trust Class B 4.88%, 01/15/2026	140,902
	Warnermedia Holdings Inc
2,045,000	6.41%, 03/15/2026	2,055,325
595,000	4.05%, 03/15/2029(b)	553,429
2,390,000	4.28%, 03/15/2032(b)	2,133,785
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	988,829
1,105,000	3.63%, 03/15/2031	970,190
680,000	4.63%, 01/31/2032	632,400
		40,963,471
Consumer, Non-Cyclical — 3.13%
820,000	Alcon Finance Corp(b) 5.38%, 12/06/2032	844,221
	Ashtead Capital Inc(b)
470,000	4.25%, 11/01/2029	431,286
290,000	5.50%, 08/11/2032	284,884
470,000	5.55%, 05/30/2033	464,411
	Bausch Health Cos Inc(b)
130,000	7.00%, 01/15/2028	51,639
660,000	5.00%, 01/30/2028	250,800
715,000	4.88%, 06/01/2028	421,850
70,000	5.00%, 02/15/2029	27,417
80,000	6.25%, 02/15/2029	31,934
470,000	5.25%, 01/30/2030	175,395
1,055,000	5.25%, 02/15/2031	407,710
530,000	Block Inc 3.50%, 06/01/2031	435,262
	Centene Corp
95,000	2.45%, 07/15/2028	82,650
380,000	3.00%, 10/15/2030	319,991
3,900,000	2.50%, 03/01/2031	3,158,220
1,030,000	2.63%, 08/01/2031(h)	834,619
	Charles River Laboratories International Inc(b)
155,000	3.75%, 03/15/2029	137,602
610,000	4.00%, 03/15/2031	533,747
1,725,000	Cigna Corp 4.38%, 10/15/2028	1,699,762
	CVS Pass Through Trust(b)
765,963	4.70%, 01/10/2036	720,345
267,485	4.16%, 08/11/2036(h)	242,489
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 215,000	Element Fleet Management Corp(b) 1.60%, 04/06/2024	$ 205,964
40,000	Encompass Health Corp 4.75%, 02/01/2030	36,368
	Gartner Inc(b)
140,000	3.63%, 06/15/2029	124,923
895,000	3.75%, 10/01/2030	803,370
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,666,987
	Global Payments Inc
505,000	5.30%, 08/15/2029	498,692
945,000	2.90%, 05/15/2030	800,205
955,000	2.90%, 11/15/2031	782,085
1,085,000	5.40%, 08/15/2032	1,063,817
	HCA Inc
1,850,000	4.13%, 06/15/2029	1,732,957
1,675,000	3.50%, 09/01/2030	1,491,906
1,810,000	Hologic Inc(b) 3.25%, 02/15/2029	1,610,298
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
660,000	3.00%, 02/02/2029	562,221
2,075,000	3.75%, 12/01/2031	1,713,560
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	38,798
790,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	663,917
1,310,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	1,066,639
2,320,000	Pfizer Inc 3.00%, 12/15/2026	2,233,927
	Pilgrim's Pride Corp
265,000	5.88%, 09/30/2027(b)	263,410
630,000	4.25%, 04/15/2031	555,679
1,905,000	3.50%, 03/01/2032	1,550,289
	Post Holdings Inc
2,000	5.75%, 03/01/2027(b)	1,952
14,000	5.75%, 03/01/2027	13,661
635,000	4.63%, 04/15/2030(b)	569,119
910,000	4.50%, 09/15/2031(b)	800,891
1,000,000	S&P Global Inc(h) 4.25%, 05/01/2029	984,461
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	813,848
	Tenet Healthcare Corp
5,000	4.88%, 01/01/2026	4,902
730,000	4.63%, 06/15/2028	673,323
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	113,504
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,352,301
1,045,000	EUR, 7.88%, 09/15/2031	1,167,397
	Teva Pharmaceutical Finance Netherlands III BV
6,045,000	3.15%, 10/01/2026	5,470,725
575,000	4.75%, 05/09/2027	536,721

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 275,000	5.13%, 05/09/2029	$ 249,071
1,270,000	7.88%, 09/15/2029	1,328,737
915,000	8.13%, 09/15/2031	960,476
3,420,000	4.10%, 10/01/2046	2,278,730
1,445,000	TriNet Group Inc(b) 3.50%, 03/01/2029	1,235,488
1,300,000	Unilever Capital Corp 2.60%, 05/05/2024	1,271,528
1,465,000	Verisk Analytics Inc 5.75%, 04/01/2033	1,537,893
		54,386,974
Energy — 2.76%
	Aker BP ASA(b)
835,000	2.00%, 07/15/2026	751,144
3,075,000	4.00%, 01/15/2031	2,792,228
605,000	3.10%, 07/15/2031	511,702
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	15,011
1,075,000	3.70%, 11/15/2029	989,492
335,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	311,219
	Continental Resources Inc(b)
6,535,000	5.75%, 01/15/2031	6,280,029
4,075,000	2.88%, 04/01/2032	3,164,217
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	216,565
2,000,000	3.25%, 02/15/2032	1,686,460
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	294,828
2,830,000	Enbridge Inc 5.70%, 03/08/2033	2,943,607
	Energean Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	428,400
625,000	5.88%, 03/30/2031	546,094
	Energy Transfer LP
1,085,000	3.75%, 05/15/2030	1,001,250
1,785,000	5.75%, 02/15/2033	1,828,161
185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	187,074
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	354,656
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,117,221
	EQT Corp
330,000	6.13%, 02/01/2025	331,963
450,000	5.68%, 10/01/2025	448,651
220,000	3.13%, 05/15/2026(b)	203,489
2,505,000	3.90%, 10/01/2027	2,354,500
310,000	5.70%, 04/01/2028	309,664
540,000	5.00%, 01/15/2029	512,014
1,675,000	7.00%, 02/01/2030	1,753,189
940,000	3.63%, 05/15/2031(b)(h)	814,804
Principal Amount(a)		Fair Value
Energy — (continued)
	Hess Midstream Operations LP(b)
$ 590,000	5.63%, 02/15/2026	$ 584,041
265,000	4.25%, 02/15/2030	236,671
925,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	900,719
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	159,912
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	136,012
910,000	8.88%, 07/15/2030	1,058,457
80,000	6.63%, 09/01/2030	84,254
85,000	6.13%, 01/01/2031	88,188
40,000	7.50%, 05/01/2031	44,116
790,000	7.88%, 09/15/2031	887,336
	Ovintiv Inc
125,000	8.13%, 09/15/2030	138,751
30,000	7.20%, 11/01/2031	31,913
170,000	7.38%, 11/01/2031	183,141
1,515,000	6.50%, 08/15/2034	1,531,597
470,000	6.63%, 08/15/2037	474,080
45,000	6.50%, 02/01/2038	44,887
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	57,398
	Plains All American Pipeline LP / PAA Finance Corp
650,000	3.55%, 12/15/2029	581,133
170,000	4.30%, 01/31/2043	126,798
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	786,168
215,000	Southwestern Energy Co 4.75%, 02/01/2032	189,843
	Targa Resources Corp
90,000	5.20%, 07/01/2027	89,247
1,050,000	6.13%, 03/15/2033	1,087,290
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
270,000	5.50%, 03/01/2030	263,852
270,000	4.88%, 02/01/2031	252,635
225,000	4.00%, 01/15/2032	196,096
1,475,000	Valero Energy Partners LP 4.50%, 03/15/2028	1,455,473
	Var Energi ASA(b)
705,000	7.50%, 01/15/2028	729,880
1,595,000	8.00%, 11/15/2032	1,697,543
	Western Midstream Operating LP
255,000	4.30%, 02/01/2030	232,125
205,000	6.15%, 04/01/2033	207,780
125,000	5.45%, 04/01/2044	109,002
850,000	5.30%, 03/01/2048	720,213
95,000	5.50%, 08/15/2048	81,811
335,000	5.50%, 02/01/2050	284,247
		47,880,241

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — 10.85%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 1,900,000	3.88%, 01/23/2028	$ 1,752,552
1,620,000	3.00%, 10/29/2028	1,414,296
1,165,000	3.30%, 01/30/2032	965,118
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	447,666
	Air Lease Corp
825,000	4.65%, Perpetual(i)	685,132
10,000	3.38%, 07/01/2025	9,527
825,000	3.00%, 02/01/2030	705,716
3,935,000	3.13%, 12/01/2030	3,338,401
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(i)	251,712
20,000	4.25%, 06/15/2026	18,970
	Ally Financial Inc
1,155,000	4.70%, Perpetual(h)(i)	828,712
2,415,000	4.70%, Perpetual(i)	1,610,805
155,000	4.63%, 03/30/2025	146,599
1,960,000	5.75%, 11/20/2025(h)	1,842,960
615,000	2.20%, 11/02/2028	489,718
2,970,000	8.00%, 11/01/2031	3,117,254
1,475,000	American Express Co 5.85%, 11/05/2027	1,547,523
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	147,430
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	225,563
1,385,000	2.75%, 01/15/2027	1,128,073
2,160,000	3.75%, 07/15/2027	1,826,258
	Ares Capital Corp
1,190,000	2.88%, 06/15/2028	978,549
1,800,000	3.20%, 11/15/2031(h)	1,372,470
	Athene Global Funding(b)
3,360,000	1.72%, 01/07/2025	3,122,556
980,000	1.61%, 06/29/2026	846,378
230,000	2.55%, 11/19/2030	179,469
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,422,716
	Aviation Capital Group LLC(b)
450,000	5.50%, 12/15/2024	444,216
710,000	1.95%, 01/30/2026	631,377
885,000	6.25%, 04/15/2028	885,125
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	223,762
	Banco Santander SA
2,200,000	0.70%, 06/30/2024	2,167,972
1,200,000	2.75%, 12/03/2030	936,058
	Bank of America Corp
2,590,000	0.52%, 06/14/2024	2,563,911
295,000	0.81%, 10/24/2024	286,704
3,975,000	4.18%, 11/25/2027	3,841,259
	Barclays PLC
1,240,000	4.38%, Perpetual(i)	847,679
Principal Amount(a)		Fair Value
Financial — (continued)
$ 3,000,000	2.28%, 11/24/2027	$ 2,634,742
2,555,000	3.56%, 09/23/2035	2,004,031
1,010,000	Barings BDC Inc 3.30%, 11/23/2026	893,888
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,289,795
	BNP Paribas SA(b)
2,370,000	1.68%, 06/30/2027	2,085,047
2,035,000	2.59%, 01/20/2028	1,827,110
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	51,448
25,000	4.13%, 05/15/2029	22,880
1,795,000	4.05%, 07/01/2030	1,620,519
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	62,000
615,000	7.25%, 07/16/2024	132,284
200,000	7.25%, 08/13/2024	42,350
205,000	7.50%, 07/14/2025	42,537
400,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	82,423
	Citigroup Inc
2,030,000	3.50%, 05/15/2023	2,023,313
4,230,000	2.01%, 01/25/2026	3,982,601
3,340,000	3.07%, 02/24/2028	3,105,232
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	149,806
1,320,000	Corebridge Global Funding(b) 0.65%, 06/17/2024	1,251,645
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	107,427
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	273,670
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	2,814,375
945,000	Credit Suisse AG 3.70%, 02/21/2025	896,384
	Credit Suisse Group AG(b)
585,000	2.19%, 06/05/2026	520,769
1,585,000	6.37%, 07/15/2026	1,531,736
1,545,000	6.44%, 08/11/2028	1,532,331
250,000	3.87%, 01/12/2029	222,576
1,260,000	6.54%, 08/12/2033	1,294,650
1,315,000	9.02%, 11/15/2033	1,558,143
3,010,000	Crown Castle Inc REIT 2.50%, 07/15/2031	2,529,820
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	351,694
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,767,506
745,000	3.55%, 09/18/2031	611,030
2,855,000	3.73%, 01/14/2032	2,129,231
200,000	3.74%, 01/07/2033	144,702
395,000	EPR Properties REIT 3.60%, 11/15/2031	295,509

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,400,000	Equinix Inc REIT 1.45%, 05/15/2026	$ 2,159,558
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	19,941
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	4,015,968
1,110,000	FS KKR Capital Corp 3.13%, 10/12/2028	908,313
960,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	849,935
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	503,043
	Goldman Sachs Group Inc
2,580,000	0.66%, 09/10/2024	2,521,650
4,255,000	1.76%, 01/24/2025	4,118,077
2,205,000	1.54%, 09/10/2027	1,939,071
13,000	Healthpeak OP LLC REIT 3.40%, 02/01/2025	12,598
2,080,000	HSBC Holdings PLC(h) 6.16%, 03/09/2029	2,138,447
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	9,754
10,000	6.25%, 05/15/2026	9,841
1,315,000	5.25%, 05/15/2027	1,233,878
3,175,000	4.38%, 02/01/2029	2,730,500
215,000	Intesa Sanpaolo SpA(b) 4.20%, 06/01/2032	156,395
	Iron Mountain Inc REIT(b)
430,000	5.00%, 07/15/2028	400,115
2,195,000	5.25%, 07/15/2030	1,979,191
	JPMorgan Chase & Co
1,340,000	1.58%, 04/22/2027	1,203,956
4,115,000	2.95%, 02/24/2028	3,813,704
	Kaisa Group Holdings Ltd(j)
2,215,000	9.38%, 06/30/2024	266,193
400,000	10.50%, 01/15/2025	46,000
2,310,000	11.25%, 04/16/2025	277,937
200,000	9.95%, 07/23/2025	23,000
200,000	11.70%, 11/11/2025	24,020
200,000	11.65%, 06/01/2026	24,027
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,253
170,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 5.25%, 10/01/2025	149,565
	Logan Group Co Ltd
605,000	4.25%, 07/12/2025	134,520
405,000	4.85%, 12/14/2026	90,051
3,161,000	Mitsubishi UFJ Financial Group Inc 3.85%, 03/01/2026	3,032,512
	Morgan Stanley
1,910,000	5.12%, 01/25/2024	1,904,117
2,755,000	0.79%, 01/22/2025	2,650,172
4,370,000	2.63%, 02/18/2026	4,147,307
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,145,000	4.35%, 09/08/2026	$ 2,089,350
2,815,000	2.48%, 01/21/2028	2,571,135
815,000	5.95%, 01/19/2038	810,450
1,140,000	National Securities Clearing Corp(b) 0.40%, 12/07/2023	1,100,313
1,360,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,054,902
1,580,000	Nationwide Building Society(b) 0.55%, 01/22/2024	1,521,572
	NatWest Group PLC
1,280,000	1.64%, 06/14/2027	1,128,557
845,000	5.52%, 09/30/2028	837,262
	Navient Corp
57,000	7.25%, 09/25/2023	56,807
2,210,000	5.00%, 03/15/2027	1,946,778
65,000	5.63%, 08/01/2033	48,229
1,840,000	New York Life Global Funding(b) 0.85%, 01/15/2026	1,658,036
575,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	491,312
	OneMain Finance Corp
1,330,000	5.38%, 11/15/2029	1,118,882
915,000	4.00%, 09/15/2030	686,250
	Owl Rock Capital Corp
753,000	2.63%, 01/15/2027	636,658
1,425,000	2.88%, 06/11/2028	1,155,444
1,345,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	1,114,978
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,656
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	107,567
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
5,945,000	2.88%, 10/15/2026(b)	5,320,775
220,000	3.63%, 03/01/2029(b)	188,881
220,000	3.63%, 03/01/2029	188,881
5,590,000	3.88%, 03/01/2031(b)	4,634,893
4,780,000	4.00%, 10/15/2033(b)	3,794,603
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	14,557
1,255,000	3.24%, 10/05/2026	1,136,805
2,340,000	SBA Communications Corp REIT 3.13%, 02/01/2029	2,035,660
	Shimao Group Holdings Ltd(j)
200,000	6.13%, 02/21/2024	28,275
1,300,000	5.60%, 07/15/2026	181,107
200,000	5.20%, 01/16/2027	28,409
410,000	3.45%, 01/11/2031	54,413

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	$ 258,000
5,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	4,200
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	377,640
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	626,677
2,385,000	3.65%, 07/08/2035	1,867,697
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	12,887
	Standard Chartered PLC(b)
810,000	4.64%, 04/01/2031	752,459
3,375,000	3.27%, 02/18/2036	2,639,965
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,379,875
	Sumitomo Mitsui Financial Group Inc
295,000	0.51%, 01/12/2024	283,723
1,454,000	1.47%, 07/08/2025	1,331,442
	Sunac China Holdings Ltd(j)
200,000	5.95%, 04/26/2024	47,202
580,000	6.50%, 01/10/2025	136,259
790,000	7.00%, 07/09/2025	183,675
410,000	6.50%, 01/26/2026	96,564
	Synchrony Bank
640,000	5.40%, 08/22/2025	600,084
1,300,000	5.63%, 08/23/2027	1,193,336
205,000	Synchrony Financial 4.38%, 03/19/2024	197,027
	Times China Holdings Ltd
810,000	6.20%, 03/22/2026(j)	118,931
200,000	5.75%, 01/14/2027	29,208
	UniCredit SpA(b)
210,000	1.98%, 06/03/2027	183,269
1,045,000	5.86%, 06/19/2032	921,111
200,000	5.46%, 06/30/2035	164,753
2,145,000	US Bancorp 2.22%, 01/27/2028	1,926,166
	VICI Properties LP / VICI Note Co Inc REIT(b)
745,000	5.63%, 05/01/2024	738,485
915,000	4.63%, 06/15/2025	884,635
1,055,000	4.50%, 09/01/2026	992,393
1,275,000	4.25%, 12/01/2026	1,189,596
890,000	3.88%, 02/15/2029	791,317
195,000	Welltower OP LLC REIT 4.25%, 04/01/2026	190,731
	Yuzhou Group Holdings Co Ltd(j)
625,000	7.70%, 02/20/2025	55,708
310,000	8.30%, 05/27/2025	27,631
205,000	7.85%, 08/12/2026	18,619
400,000	6.35%, 01/13/2027	36,329
		188,665,990
Principal Amount(a)		Fair Value
Industrial — 1.66%
$ 1,760,000	Arrow Electronics Inc 6.13%, 03/01/2026	$ 1,764,048
	Avnet Inc
4,090,000	6.25%, 03/15/2028	4,163,125
410,000	5.50%, 06/01/2032	399,532
	Boeing Co
1,900,000	2.20%, 02/04/2026	1,762,892
5,000	2.25%, 06/15/2026	4,596
4,285,000	2.95%, 02/01/2030	3,781,567
150,000	5.15%, 05/01/2030	150,938
235,000	3.63%, 02/01/2031	215,333
5,000	3.38%, 06/15/2046	3,548
	Cemex SAB de CV(b)
2,715,000	5.13%, Perpetual(i)	2,431,147
905,000	5.20%, 09/17/2030	834,768
2,895,000	3.88%, 07/11/2031	2,411,865
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	4,834
545,000	5.40%, 02/01/2027	529,740
200,000	GMR Hyderabad International Airport Ltd(b) 4.25%, 10/27/2027	174,260
5,000	Huntington Ingalls Industries Inc 3.84%, 05/01/2025	4,886
910,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	762,671
	Jabil Inc
660,000	1.70%, 04/15/2026	592,573
2,625,000	3.00%, 01/15/2031	2,205,589
515,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	438,049
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	365,907
790,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	691,250
1,215,000	TD SYNNEX Corp 1.75%, 08/09/2026	1,064,417
540,000	TopBuild Corp(b) 4.13%, 02/15/2032	451,251
	TransDigm Inc(b)
905,000	6.25%, 03/15/2026	905,824
555,000	6.75%, 08/15/2028	560,550
2,145,000	Trimble Inc 6.10%, 03/15/2033	2,165,369
		28,840,529
Technology — 2.08%
	Broadcom Inc
1,370,000	4.15%, 11/15/2030	1,270,553
820,000	2.60%, 02/15/2033(b)	643,028
825,000	3.14%, 11/15/2035(b)	634,474
1,070,000	3.19%, 11/15/2036(b)	810,865
	CDW LLC / CDW Finance Corp
605,000	2.67%, 12/01/2026	544,208
495,000	4.25%, 04/01/2028	461,291
310,000	3.28%, 12/01/2028	273,079

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 730,000	3.25%, 02/15/2029	$ 642,028
2,885,000	3.57%, 12/01/2031	2,481,475
2,615,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	2,472,228
4,330,000	Intel Corp 3.75%, 08/05/2027	4,230,716
1,840,000	Leidos Inc 5.75%, 03/15/2033	1,880,555
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	477,308
465,000	2.95%, 04/15/2031	388,299
	Microchip Technology Inc
310,000	4.33%, 06/01/2023	308,864
840,000	0.98%, 09/01/2024	792,919
	Micron Technology Inc
5,000	5.33%, 02/06/2029	5,030
380,000	6.75%, 11/01/2029	403,682
3,760,000	4.66%, 02/15/2030	3,609,985
2,250,000	5.88%, 02/09/2033	2,274,868
325,000	MSCI Inc(b) 3.25%, 08/15/2033	266,159
	NXP BV / NXP Funding LLC / NXP USA Inc
15,000	3.15%, 05/01/2027	13,895
290,000	4.40%, 06/01/2027	286,495
650,000	Open Text Corp(b) 6.90%, 12/01/2027	670,540
800,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	686,287
	Oracle Corp
1,135,000	6.15%, 11/09/2029	1,208,920
2,060,000	3.95%, 03/25/2051	1,550,104
950,000	Qorvo Inc(b) 3.38%, 04/01/2031	785,897
2,710,000	Salesforce Inc 0.63%, 07/15/2024	2,573,924
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	110,437
91,800	9.63%, 12/01/2032(b)	102,877
420,000	SK Hynix Inc(b) 6.38%, 01/17/2028	422,409
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	125,833
335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	325,050
	Western Digital Corp
1,590,000	4.75%, 02/15/2026	1,525,533
1,085,000	2.85%, 02/01/2029(h)	881,497
		36,141,312
Utilities — 0.41%
	AES Corp
605,000	3.95%, 07/15/2030(b)	541,657
255,000	2.45%, 01/15/2031	207,604
2,855,000	Calpine Corp(b) 3.75%, 03/01/2031	2,408,117
285,000	Edison International 4.95%, 04/15/2025	282,817
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	$ 4,603
1,140,000	NextEra Energy Capital Holdings Inc 6.05%, 03/01/2025	1,159,724
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	358,146
	Pacific Gas & Electric Co
525,000	5.45%, 06/15/2027	519,480
100,000	3.25%, 06/01/2031	84,721
790,000	4.30%, 03/15/2045	594,320
980,000	Southern California Edison Co 5.30%, 03/01/2028	1,004,585
10,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	9,230
		7,175,004
TOTAL CORPORATE BONDS AND NOTES — 29.16% (Cost $582,698,997)		$506,830,836
CONVERTIBLE BONDS
Communications — 0.49%
25,000	Cable One Inc(k) 9.04%, 03/15/2026	19,725
	DISH Network Corp
2,330,000	33.01%, 12/15/2025(k)	1,230,240
6,130,000	3.38%, 08/15/2026	3,156,950
1,245,000	Snap Inc(k) 9.12%, 05/01/2027	906,983
1,115,000	Spotify USA Inc(k) 6.58%, 03/15/2026	933,255
2,615,000	Uber Technologies Inc(k) 5.05%, 12/15/2025	2,300,627
		8,547,780
Consumer, Cyclical — 0.22%
415,000	JetBlue Airways Corp 0.50%, 04/01/2026	318,305
1,525,000	NCL Corp Ltd 1.13%, 02/15/2027	1,084,515
115,000	Peloton Interactive Inc(k) 11.03%, 02/15/2026	87,315
330,000	Penn Entertainment Inc 2.75%, 05/15/2026	474,210
1,735,000	Southwest Airlines Co 1.25%, 05/01/2025	1,970,960
		3,935,305
Consumer, Non-Cyclical — 0.46%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024	892,602
3,080,000	1.25%, 05/15/2027(h)	3,212,457
120,000	Guardant Health Inc(k) 10.63%, 11/15/2027	80,440
570,000	Ionis Pharmaceuticals Inc(k) 3.39%, 04/01/2026	517,275

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 675,000	Livongo Health Inc 0.88%, 06/01/2025	$ 594,372
3,460,000	Teladoc Health Inc 1.25%, 06/01/2027	2,668,674
		7,965,820
Technology — 0.12%
70,000	Bentley Systems Inc 0.38%, 07/01/2027	59,080
675,000	Splunk Inc 1.13%, 06/15/2027	576,788
1,875,000	Unity Software Inc(k) 8.03%, 11/15/2026	1,452,187
		2,088,055
Utilities — 0.02%
320,000	PPL Capital Funding Inc(b) 2.88%, 03/15/2028	321,179
TOTAL CONVERTIBLE BONDS — 1.31% (Cost $28,417,134)		$22,858,139
FOREIGN GOVERNMENT BONDS AND NOTES
3,475,000	European Investment Bank 0.25%, 09/15/2023	3,406,587
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,434,060
65,000	Province of Quebec Canada 0.60%, 07/23/2025	59,984
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.40% (Cost $6,997,387)		$6,900,631
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.87%
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	601,432
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,320,377
154,865	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	141,716
1,090,000	BINOM Securitization Trust(b)(e) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	802,494
	BPR Trust(b)(d)
	Series 2021-NRD Class F
1,185,000	11.53%, 12/15/2038 1-mo. SOFR + 6.87%	1,041,528
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-STAR Class A
$ 1,145,000	8.06%, 08/15/2024 1-mo. SOFR + 3.23%	$ 1,141,994
1,910,000	BX Commercial Mortgage Trust(b)(d) Series 2022-AHP Class B 6.67%, 01/17/2039 1-mo. SOFR + 1.84%	1,844,180
601,391	CIM Trust(b)(c) Series 2021-NR2 Class A1 2.57%, 07/25/2059	572,876
209,795	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	188,291
95,083	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	83,932
1,040,000	CoreVest American Finance Trust(b)(c) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	949,842
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	517,567
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	82,081
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	150,413
	Series 2021-RPL1 Class A1
311,178	1.67%, 09/27/2060(e)	296,705
	Series 2021-RPL4 Class A1
934,789	1.80%, 12/27/2060(e)	864,717
	Extended Stay America Trust(b)(d)
	Series 2021-ESH Class C
400,239	6.39%, 07/15/2038 1-mo. LIBOR + 1.70%	387,609
	Series 2021-ESH Class D
200,119	6.94%, 07/15/2038 1-mo. LIBOR + 2.25%	190,583
376,591	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	354,123
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
318,405	3.87%, 04/10/2031(b)(e)	296,116
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(b)(e)	262,102
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(e)	216,256

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2014-GC18 Class AS
$ 370,000	4.38%, 01/10/2047	$ 357,269
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(e)	819,453
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,228,148
725,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(e) Series 2012-LC9 Class C 3.78%, 12/15/2047	684,951
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS5 Class A1
99,508	3.25%, 06/25/2060(c)	99,398
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(e)	759,844
	Series 2021-GS2 Class A1
429,749	1.75%, 04/25/2061(c)	401,075
	Series 2021-GS4 Class A1
189,489	1.65%, 11/25/2060(c)	173,500
	Med Trust(b)(d)
	Series 2021-MDLN Class B
309,082	6.14%, 11/15/2038 1-mo. LIBOR + 1.45%	295,477
	Series 2021-MDLN Class C
598,223	6.49%, 11/15/2038 1-mo. LIBOR + 1.80%	570,407
	Series 2021-MDLN Class D
378,874	6.69%, 11/15/2038 1-mo. LIBOR + 2.00%	360,552
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M1
479,118	3.50%, 10/25/2069	433,529
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	103,618
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	629,705
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
96,982	3.28%, 10/15/2030(b)	77,203
	Series 2013-C11 Class B
195,000	4.37%, 08/15/2046(e)	126,259
	Series 2013-C12 Class C
65,000	4.94%, 10/15/2046(e)	61,577
	Series 2016-C30 Class C
785,000	4.09%, 09/15/2049(e)	664,445
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Preston Ridge Partners Mortgage LLC(b)
	Series 2021-1 Class A1
$ 517,609	2.12%, 01/25/2026(e)	$ 486,691
	Series 2021-10 Class A1
677,545	2.49%, 10/25/2026(c)	624,782
	Series 2021-2 Class A1
214,810	2.12%, 03/25/2026(e)	202,672
	Series 2021-3 Class A1
653,756	1.87%, 04/25/2026(c)	624,180
	Series 2021-4 Class A1
139,328	1.87%, 04/25/2026(c)	132,614
	Series 2021-5 Class A1
662,798	1.79%, 06/25/2026(c)	622,941
	Series 2021-8 Class A1
582,476	1.74%, 09/25/2026(e)	544,148
	Series 2021-9 Class A1
720,387	2.36%, 10/25/2026(c)	680,168
	Series 2022-5 Class A1
1,882,790	6.90%, 09/27/2027(c)	1,874,267
840,000	RBS Commercial Funding Inc Trust(b)(e) Series 2013-GSP Class A 3.83%, 01/15/2032	813,123
760,000	Toorak Mortgage Corp Ltd(b)(c) Series 2021-1 Class A1 2.24%, 06/25/2024	715,908
	Towd Point Mortgage Trust(b)(e)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	269,615
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	243,724
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	93,747
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	167,978
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	552,328
	Series 2019-4 Class A1
471,067	2.90%, 10/25/2059	439,058
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	120,893
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	82,605
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	99,036
100,000	UBS Commercial Mortgage Trust(e) Series 2018-C14 Class C 5.22%, 12/15/2051	83,016
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
210,000	4.36%, 07/15/2046(e)	156,853
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,225,460
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(e)	135,722

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
$ 860,000	4.51%, 08/15/2046(e)	$ 761,280
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	187,231
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(e)	55,220
	Series 2014-C24 Class C
340,000	4.29%, 11/15/2047(e)	268,476
		32,417,080
U.S. Government Agency — 30.36%
	Federal Home Loan Mortgage Corp
5,557	2.50%, 01/01/2029	5,341
57,452	3.00%, 11/01/2034	54,565
17,703	2.50%, 06/01/2035	16,444
158,847	2.00%, 09/01/2035	143,674
117,811	2.00%, 10/01/2035	106,582
294,283	2.00%, 12/01/2035	266,233
40,142	3.00%, 09/01/2036	37,664
7,950,979	2.50%, 03/01/2037	7,401,899
2,593,445	2.50%, 04/01/2037	2,416,153
3,666,526	2.00%, 01/01/2042	3,151,270
3,589,807	2.50%, 01/01/2042	3,179,983
43,604	3.00%, 12/01/2046	39,945
33,070	4.00%, 05/01/2047	32,239
22,187	4.50%, 10/01/2047	22,138
30,165	4.00%, 02/01/2048	29,387
3,056	4.50%, 06/01/2048	3,050
7,963	4.00%, 10/01/2048	7,751
9,049	3.50%, 09/01/2049	8,493
536,728	3.50%, 10/01/2049	503,448
13,499	3.00%, 11/01/2049	12,232
4,311,920	3.00%, 02/01/2051	3,902,433
2,381,844	2.00%, 03/01/2051	2,002,409
5,660,779	2.00%, 05/01/2051	4,691,035
4,333,346	3.00%, 07/01/2051	3,918,242
3,462,437	2.50%, 10/01/2051	2,987,203
4,221,439	2.50%, 02/01/2052	3,660,821
4,273,229	3.00%, 04/01/2052	3,854,092
4,263,632	3.50%, 05/01/2052	3,969,761
15,478,510	4.50%, 07/01/2052	15,274,580
4,480,294	3.50%, 08/01/2052	4,172,092
20,489,077	4.50%, 08/01/2052	20,138,300
8,679,887	4.50%, 09/01/2052	8,546,334
3,935,292	5.00%, 09/01/2052	3,929,477
3,661,174	5.50%, 09/01/2052	3,715,051
4,505,445	4.00%, 10/01/2052	4,316,678
7,723,838	5.00%, 10/01/2052	7,781,207
4,435,476	5.00%, 01/01/2053	4,435,593
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K045 Class A2
2,550,575	3.02%, 01/25/2025	2,472,726
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K058 Class A2
$ 2,000,000	2.65%, 08/25/2026	$ 1,896,237
	Series K059 Class A2
650,000	3.12%, 09/25/2026(e)	625,432
	Series K061 Class A2
4,380,000	3.35%, 11/25/2026(e)	4,223,367
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(e)	2,002,484
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,422,879
	Series K063 Class A2
882,076	3.43%, 01/25/2027(e)	855,687
	Series K064 Class A1
1,305,545	2.89%, 10/25/2026	1,266,435
	Series K064 Class A2
505,000	3.22%, 03/25/2027	486,058
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,388,368
	Series K067 Class A2
75,000	3.19%, 07/25/2027	71,980
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(e)	2,209,754
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(e)	2,379,274
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(e)	2,646,312
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,528,433
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,215,683
	Series K073 Class AM
100,000	3.45%, 01/25/2028(e)	96,484
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	2,678,154
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(e)	2,286,820
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	1,973,407
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(e)	2,460,075
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,214,363
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,459,154
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(e)	2,194,323
	Series K095 Class A1
27,643	2.63%, 11/25/2028	26,347
	Series K154 Class A2
7,000,000	3.42%, 04/25/2032	6,653,316
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,121,892
	Series K740 Class A2
750,000	1.47%, 09/25/2027	667,275
	Series KJ41 Class A2
8,225,000	3.47%, 02/25/2031	7,767,586

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
$ 3,820,751	3.50%, 09/15/2047	$ 3,556,644
	Series 5238 Class BC
4,281,060	4.00%, 09/25/2049	4,137,770
553,974	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(d) Series 2022-DNA3 Class M1A 6.56%, 04/25/2042 1-mo. SOFR + 2.00%	553,974
	Federal National Mortgage Association
237,340	3.00%, 10/01/2033	226,142
19,279	3.00%, 06/01/2034	18,308
19,424	3.00%, 07/01/2034	18,449
6,769	3.00%, 10/01/2034	6,427
18,033	3.00%, 11/01/2034	17,180
299,048	2.00%, 10/01/2035	270,546
289,904	2.00%, 11/01/2035	262,273
293,418	2.00%, 12/01/2035	265,451
307,256	2.00%, 01/01/2036	277,969
3,923,676	2.00%, 11/01/2036	3,542,126
7,285,027	2.00%, 02/01/2037	6,573,468
3,427,572	2.00%, 03/01/2037	3,093,283
3,271,082	2.50%, 03/01/2037	3,043,981
4,334,573	2.50%, 04/01/2037	4,030,112
2,703,265	3.00%, 06/01/2037	2,563,027
3,832,603	2.50%, 02/01/2042	3,395,451
8,337,848	2.50%, 03/01/2047	7,287,788
5,292,659	3.50%, 07/01/2047	5,049,396
25,115	4.00%, 09/01/2047	24,488
8,170	3.50%, 03/01/2048	7,702
5,833	4.00%, 06/01/2048	5,664
4,399,798	3.00%, 01/01/2049	4,048,115
6,410	3.00%, 12/01/2049	5,798
5,973	3.00%, 01/01/2050	5,415
28,790	2.50%, 05/01/2050	24,892
282,917	2.50%, 06/01/2050	244,533
154,774	2.50%, 07/01/2050	133,782
17,672	2.50%, 08/01/2050	15,267
4,662,816	2.00%, 11/01/2050	3,908,821
3,391,840	2.00%, 12/01/2050	2,851,766
3,888,109	2.00%, 01/01/2051	3,268,701
654,384	2.00%, 05/01/2051	542,328
4,715,070	2.50%, 08/01/2051	4,068,279
15,265,320	2.00%, 10/01/2051	12,638,604
3,603,552	2.50%, 10/01/2051	3,109,243
4,123,204	2.00%, 11/01/2051	3,442,228
7,589,712	2.50%, 01/01/2052	6,546,317
7,790,689	3.50%, 01/01/2052	7,279,111
12,399,250	2.50%, 02/01/2052	10,750,536
14,649,828	2.00%, 03/01/2052	12,239,181
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 4,022,896	2.50%, 03/01/2052	$ 3,496,117
15,472,126	3.00%, 03/01/2052	13,971,355
3,644,405	3.50%, 04/01/2052	3,422,132
8,732,876	4.00%, 06/01/2052	8,387,183
4,072,620	4.00%, 07/01/2052	3,913,957
4,203,399	4.50%, 07/01/2052	4,146,747
3,805,737	5.00%, 07/01/2052	3,851,734
4,202,316	4.00%, 08/01/2052	4,021,687
12,760,362	4.50%, 08/01/2052	12,516,017
6,214,133	5.00%, 08/01/2052	6,202,736
8,419,108	4.50%, 09/01/2052	8,267,236
4,020,715	4.50%, 10/01/2052	3,943,063
7,586,864	5.00%, 10/01/2052	7,603,298
3,591,054	5.50%, 10/01/2052	3,628,305
6,920,098	4.50%, 11/01/2052	6,780,372
4,098,847	5.00%, 11/01/2052	4,109,308
4,055,878	5.50%, 12/01/2052	4,108,030
4,280,050	5.00%, 01/01/2053	4,281,485
4,392,578	5.00%, 02/01/2053	4,388,643
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,500,000	2.47%, 04/25/2026	2,368,247
	Series 2017-M1 Class A2
1,902,994	2.42%, 10/25/2026(e)	1,778,712
	Series 2018-M2 Class A2
2,143,608	2.91%, 01/25/2028(e)	2,016,799
	Series 2018-M3 Class A2
4,385,178	3.07%, 02/25/2030(e)	4,085,890
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2022-35 Class CK
4,238,466	4.00%, 03/25/2047	4,116,092
	Series 2022-42 Class BA
4,290,021	4.00%, 06/25/2050	4,172,050
	Government National Mortgage Association
17,750,000	5.00%, TBA	17,772,187
20,213	3.50%, 04/20/2047	19,167
12,173	4.00%, 04/20/2047	11,876
20,001	3.00%, 02/20/2048	18,428
26,137	3.50%, 02/20/2048	24,859
3,712,589	2.50%, 03/20/2051	3,259,997
2,400,794	3.00%, 08/20/2051	2,194,756
8,687,290	2.50%, 11/20/2051	7,647,250
8,999,774	2.00%, 12/20/2051	7,655,990
8,397,931	3.50%, 02/20/2052	7,871,658
8,464,245	3.50%, 06/20/2052	7,933,786
4,229,706	4.00%, 07/20/2052	4,075,453
4,282,763	3.50%, 08/20/2052	4,014,355
13,127,089	4.50%, 08/20/2052	12,932,787
8,510,802	4.50%, 09/20/2052	8,388,664
3,941,583	5.00%, 09/20/2052	3,984,299

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 3,925,878	5.00%, 10/20/2052	$ 3,969,834
		527,727,181
TOTAL MORTGAGE-BACKED SECURITIES — 32.23% (Cost $588,452,991)		$560,144,261
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
11,880,000	0.13%, 07/31/2023	11,700,408
22,905,000	0.25%, 09/30/2023(h)	22,412,900
3,740,000	0.50%, 11/30/2023	3,637,296
8,795,000	0.88%, 01/31/2024	8,517,064
17,910,000	1.50%, 02/29/2024	17,408,380
4,900,000	4.13%, 01/31/2025	4,898,660
20,000,000	4.63%, 02/28/2025(h)	20,194,531
17,600,000	4.25%, 10/15/2025	17,736,125
10,000,000	3.88%, 01/15/2026	10,003,125
9,100,000	4.00%, 02/15/2026	9,137,680
14,600,000	0.75%, 08/31/2026	13,194,750
10,900,000	2.63%, 05/31/2027	10,451,227
4,100,000	4.13%, 10/31/2027	4,178,637
20,800,000	3.50%, 01/31/2028	20,691,125
14,800,000	3.88%, 11/30/2029(l)	15,056,110
7,200,000	1.50%, 02/15/2030	6,311,813
12,640,000	1.88%, 02/15/2032	11,093,575
9,100,000	4.13%, 11/15/2032	9,562,109
24,400,000	1.75%, 08/15/2041	17,667,125
36,070,000	2.00%, 11/15/2041	27,222,987
6,100,000	3.25%, 05/15/2042	5,627,488
9,900,000	2.50%, 02/15/2045	7,899,504
13,525,000	2.00%, 02/15/2050	9,585,844
6,680,000	1.25%, 05/15/2050	3,883,272
22,900,000	2.00%, 08/15/2051	16,107,824
24,340,000	2.88%, 05/15/2052	20,822,109
TOTAL U.S. TREASURY BONDS AND NOTES — 18.70% (Cost $338,577,118)		$325,001,668
Shares
COMMON STOCK
Communications — 0.11%
285,795	Altice USA Inc Class A(m)	977,419
6,475	T-Mobile US Inc(m)	937,839
		1,915,258
Consumer, Non-Cyclical — 0.00%(n)
515	Clarivate PLC(m)	4,836
Energy — 0.24%
15,716	Canadian Natural Resources Ltd	869,881
Shares		Fair Value
Energy — (continued)
15,094	Devon Energy Corp	$ 763,907
9,485	Diamondback Energy Inc	1,282,087
7,331	EOG Resources Inc	840,352
2,078	Pioneer Natural Resources Co	424,411
		4,180,638
TOTAL COMMON STOCK — 0.35% (Cost $9,499,685)		$6,100,732
CONVERTIBLE PREFERRED STOCK
Communications — 0.17%
2,541	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	2,954,548
Energy — 0.00%(n)
396	El Paso Energy Capital Trust I 4.75%	18,196
Financial — 0.21%
1,596	Bank of America Corp 7.25%	1,855,925
1,539	Wells Fargo & Co 7.50%	1,773,697
		3,629,622
Technology — 0.03%
11,140	Clarivate PLC 5.25%	459,331
TOTAL CONVERTIBLE PREFERRED STOCK — 0.41% (Cost $8,334,558)		$7,061,697
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,662,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(o), 4.89%(p)	5,662,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.32% (Cost $5,662,000)		$5,662,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.88%
$15,300,000	Federal Home Loan Bank(k) 4.41%, 04/03/2023	15,296,302
U.S. Treasury Bonds and Notes — 5.27%
	U.S. Treasury Bills(k)
17,500,000	4.59%, 04/20/2023	17,457,688
72,225,000	4.55%, 04/27/2023(h)	71,988,375

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,100,000	4.94%, 08/17/2023	$ 2,060,990
		91,507,053
Repurchase Agreements — 2.99%
14,469,333	Undivided interest of 28.01% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $14,469,333 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(o)	14,469,333
8,601,350	Undivided interest of 77.20% in a repurchase agreement (principal amount/value $11,160,303 with a maturity value of $11,164,767) with Citigroup Global Markets Inc, 4.80%, dated 3/31/23 to be repurchased at $8,601,350 on 4/3/23 collateralized by U.S. Treasury securities, 1.50% - 2.00%, 2/15/25 - 11/30/28, with a value of $11,383,511.(o)	8,601,350
14,469,333	Undivided interest of 82.05% in a repurchase agreement (principal amount/value $17,664,692 with a maturity value of $17,671,714) with Mizuho Securities (USA) LLC, 4.77%, dated 3/31/23 to be repurchased at $14,469,333 on 4/3/23 collateralized by U.S. Treasury securities, 3.50%, 2/15/33, with a value of $18,017,999.(o)	14,469,333
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,469,333	Undivided interest of 82.05% in a repurchase agreement (principal amount/value $17,664,692 with a maturity value of $17,671,758) with Bank of America Securities Inc, 4.80%, dated 3/31/23 to be repurchased at $14,469,333 on 4/3/23 collateralized by U.S. Treasury securities, 2.00% - 3.00%, 11/15/41 - 8/15/48, with a value of $18,017,991.(o)	$ 14,469,333
		52,009,349
TOTAL SHORT TERM INVESTMENTS — 9.14% (Cost $158,812,704)		$158,812,704
TOTAL INVESTMENTS — 101.66% (Cost $1,907,525,995)		$1,766,957,077
OTHER ASSETS & LIABILITIES, NET — (1.66)%		$(28,854,578)
TOTAL NET ASSETS — 100.00%		$1,738,102,499

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2023. Maturity date disclosed represents final maturity date.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of March 31, 2023. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of this position has not settled as of March 31, 2023. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(h)	All or a portion of the security is on loan at March 31, 2023.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Security in default.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of March 31, 2023.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	1,071	USD	123,081,328	June 2023	$3,040,708
U.S. 2 Year Treasury Note Futures	143	USD	29,522,797	June 2023	152,410
U.S. 5 Year Treasury Note Futures	345	USD	37,780,195	June 2023	189,478
U.S. Long Bond Futures	1,257	USD	164,863,406	June 2023	5,486,288
U.S. Ultra Bond Futures	154	USD	21,733,250	June 2023	750,459
Short
U.S. 10 Year Treasury Ultra Futures	709	USD	85,888,703	June 2023	(2,607,737)
				Net Appreciation	$7,011,606
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$165,663,290	$—	$165,663,290
Bank Loans	—	1,921,119	—	1,921,119
Corporate Bonds and Notes	—	506,830,836	—	506,830,836
Convertible Bonds	—	22,858,139	—	22,858,139
Foreign Government Bonds and Notes	—	6,900,631	—	6,900,631
Mortgage-Backed Securities	—	560,144,261	—	560,144,261
U.S. Treasury Bonds and Notes	—	325,001,668	—	325,001,668
Common Stock	6,100,732	—	—	6,100,732
Convertible Preferred Stock
Communications	2,954,548	—	—	2,954,548
Energy	18,196	—	—	18,196
Financial	3,629,622	—	—	3,629,622
Technology	—	459,331	—	459,331
	6,602,366	459,331	—	7,061,697
Government Money Market Mutual Funds	5,662,000	—	—	5,662,000
Short Term Investments	—	158,812,704	—	158,812,704
Total investments, at fair value:	18,365,098	1,748,591,979	—	1,766,957,077
Other Financial Investments:
Futures Contracts(a)	9,619,343	—	—	9,619,343
Total Assets	$27,984,441	$1,748,591,979	$—	$1,776,576,420
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(2,607,737)	$—	$—	$(2,607,737)
Total Liabilities	$(2,607,737)	$0	$—	$(2,607,737)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2023

Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 2,204 long futures contracts and an average of 532 short futures contracts for the reporting period.

March 31, 2023